UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2017

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.9%
Bridgestone Corp.	92,200	$3,981,397	(a)
Sumitomo Rubber Industries Ltd.	168,900	2,856,386	(a)

Total Auto Components		6,837,783

Automobiles - 1.4%
Ford Motor Co.	295,994	3,312,173
Kia Motors Corp.	52,025	1,738,841	(a)

Total Automobiles		5,051,014

Hotels, Restaurants & Leisure - 3.3%
Brinker International Inc.	50,764	1,934,108
Cedar Fair LP	28,588	2,061,195
Cheesecake Factory Inc.	30,133	1,515,690
Darden Restaurants Inc.	24,843	2,246,801
McDonald’s Corp.	26,752	4,097,336

Total Hotels, Restaurants & Leisure		11,855,130

Media - 1.3%
Eutelsat Communications SA	104,086	2,660,881	(a)
SES, FDR	78,350	1,837,288	(a)

Total Media		4,498,169

Multiline Retail - 0.7%
Kohl’s Corp.	67,429	2,607,480

Specialty Retail - 2.2%
American Eagle Outfitters Inc.	176,148	2,122,583
Foot Locker Inc.	26,395	1,300,746
SHIMAMURA Co., Ltd.	12,500	1,529,819	(a)
TJX Cos. Inc.	41,992	3,030,563

Total Specialty Retail		7,983,711

Textiles, Apparel & Luxury Goods - 0.9%
Yue Yuen Industrial Holdings Ltd.	732,000	3,037,814	(a)

TOTAL CONSUMER DISCRETIONARY		41,871,101

CONSUMER STAPLES - 19.2%
Beverages - 2.7%
Asahi Group Holdings Ltd.	67,400	2,537,588	(a)
Dr. Pepper Snapple Group Inc.	36,389	3,315,402
PepsiCo Inc.	33,244	3,839,349

Total Beverages		9,692,339

Food & Staples Retailing - 4.2%
CVS Health Corp.	33,873	2,725,422
Lawson Inc.	34,800	2,431,973	(a)
Wal-Mart Stores Inc.	52,499	3,973,124
Walgreens Boots Alliance Inc.	28,935	2,265,900
William Morrison Supermarkets PLC	1,184,458	3,724,111	(a)

Total Food & Staples Retailing		15,120,530

Food Products - 7.2%
Bunge Ltd.	39,584	2,952,966
Campbell Soup Co.	61,231	3,193,197
Conagra Brands Inc.	76,762	2,745,009
Flowers Foods Inc.	87,925	1,521,982
General Mills Inc.	48,864	2,707,066
Kellogg Co.	42,841	2,975,736
Kraft Heinz Co.	30,249	2,590,524
Nestle SA, Registered Shares	36,447	3,174,898	(a)
Pinnacle Foods Inc.	64,043	3,804,154

Total Food Products		25,665,532

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Household Products - 3.6%
Church & Dwight Co. Inc.	69,962	$3,629,629
Clorox Co.	26,377	3,514,471
Kimberly-Clark Corp.	27,935	3,606,688
Procter & Gamble Co.	21,772	1,897,430

Total Household Products		12,648,218

Tobacco - 1.5%
Altria Group Inc.	41,610	3,098,696
Imperial Brands PLC	50,471	2,269,538	(a)

Total Tobacco		5,368,234

TOTAL CONSUMER STAPLES		68,494,853

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Caltex Australia Ltd.	86,719	2,104,508	(a)
China Petroleum & Chemical Corp., Class H Shares	4,552,000	3,550,865	(a)
JXTG Holdings Inc.	764,600	3,345,390	(a)
Neste OYJ	42,689	1,683,991	(a)
Royal Dutch Shell PLC, Class A Shares	108,572	2,884,004	(a)
TC Pipelines LP	34,316	1,887,380
Valero Energy Corp.	54,782	3,695,594

TOTAL ENERGY		19,151,732

FINANCIALS - 14.5%
Banks - 4.4%
Aozora Bank Ltd.	888,000	3,386,586	(a)
HSBC Holdings PLC	324,055	3,007,900	(a)
JPMorgan Chase & Co.	25,250	2,307,850
National Bank of Canada	88,250	3,710,883
Toronto-Dominion Bank	68,480	3,450,931

Total Banks		15,864,150

Capital Markets - 0.8%
Thomson Reuters Corp.	60,630	2,806,563

Insurance - 6.0%
AFLAC Inc.	39,219	3,046,532
Axis Capital Holdings Ltd.	43,905	2,838,897
Hanover Insurance Group Inc.	30,116	2,669,181
Swiss Re AG	39,585	3,626,433	(a)
Talanx AG	82,915	3,105,470	(a)
Travelers Cos. Inc.	31,094	3,934,324
Zurich Insurance Group AG	7,130	2,076,202	(a)

Total Insurance		21,297,039

Mortgage Real Estate Investment (REITs) - 3.3%
AGNC Investment Corp.	188,081	4,004,245
Annaly Capital Management Inc.	337,328	4,064,802
Starwood Property Trust Inc.	162,718	3,643,256

Total Mortgage Real Estate Investment (REITs)		11,712,303

TOTAL FINANCIALS		51,680,055

HEALTH CARE - 10.9%
Biotechnology - 2.1%
AbbVie Inc.	53,531	3,881,533
Gilead Sciences Inc.	49,759	3,521,942

Total Biotechnology		7,403,475

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	40,760	2,467,610

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.6%
Humana Inc.	15,049	$3,621,090
Miraca Holdings Inc.	45,200	2,036,333	(a)

Total Health Care Providers & Services		5,657,423

Pharmaceuticals - 6.5%
Eli Lilly & Co.	42,971	3,536,513
GlaxoSmithKline PLC	117,997	2,513,470	(a)
Johnson & Johnson	30,162	3,990,131
Merck & Co. Inc.	42,979	2,754,524
Mitsubishi Tanabe Pharma Corp.	114,500	2,652,009	(a)
Pfizer Inc.	109,082	3,664,065
Roche Holding AG	8,177	2,087,883	(a)
Teva Pharmaceutical Industries Ltd., ADR	68,516	2,276,102

Total Pharmaceuticals		23,474,697

TOTAL HEALTH CARE		39,003,205

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	12,883	3,576,450

Commercial Services & Supplies - 2.1%
Republic Services Inc.	59,124	3,767,973
Waste Management Inc.	51,375	3,768,356

Total Commercial Services & Supplies		7,536,329

Construction & Engineering - 2.3%
Obayashi Corp.	387,000	4,555,259	(a)
Taisei Corp.	429,000	3,920,354	(a)

Total Construction & Engineering		8,475,613

Electrical Equipment - 0.7%
Emerson Electric Co.	41,743	2,488,718

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	45,000	2,889,875	(a)

Machinery - 1.2%
Deere & Co.	34,078	4,211,700

Road & Rail - 0.7%
ComfortDelGro Corp., Ltd.	1,472,500	2,462,914	(a)

Transportation Infrastructure - 0.5%
Hutchison Port Holdings Trust, Class U Shares	4,157,800	1,787,941	(a)

TOTAL INDUSTRIALS		33,429,540

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.0%
Cisco Systems Inc.	111,836	3,500,467

IT Services - 1.7%
Capgemini SE	25,538	2,653,576	(a)
International Business Machines Corp.	21,610	3,324,266

Total IT Services		5,977,842

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	104,287	3,518,643
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	104,086	3,638,847

Total Semiconductors & Semiconductor Equipment		7,157,490

Software - 2.2%
CA Inc.	103,770	3,576,952
Microsoft Corp.	64,052	4,415,104

Total Software		7,992,056

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	27,915	$4,020,318
HP Inc.	200,926	3,512,187

Total Technology Hardware, Storage & Peripherals		7,532,505

TOTAL INFORMATION TECHNOLOGY		32,160,360

MATERIALS - 1.5%
Chemicals - 1.5%
Agrium Inc.	39,600	3,588,979
LyondellBasell Industries NV, Class A Shares	21,256	1,793,794

TOTAL MATERIALS		5,382,773

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Daito Trust Construction Co., Ltd.	22,300	3,470,445	(a)

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 6.1%
AT&T Inc.	83,276	3,142,004
BCE Inc.	74,756	3,366,556
Bezeq Israeli Telecommunication Corp., Ltd.	1,757,555	2,917,345	(a)
HKT Trust and HKT Ltd.	2,915,000	3,830,779	(a)
Nippon Telegraph & Telephone Corp.	69,700	3,297,080	(a)
PCCW Ltd.	5,067,000	2,882,001	(a)
Swisscom AG, Registered Shares	5,049	2,438,212	(a)

Total Diversified Telecommunication Services		21,873,977

Wireless Telecommunication Services - 1.7%
KDDI Corp.	118,400	3,136,663	(a)
NTT DoCoMo Inc.	126,000	2,974,248	(a)

Total Wireless Telecommunication Services		6,110,911

TOTAL TELECOMMUNICATION SERVICES		27,984,888

UTILITIES - 8.1%
Electric Utilities - 2.9%
CLP Holdings Ltd.	220,933	2,337,637	(a)
Duke Energy Corp.	24,369	2,037,005
Great Plains Energy Inc.	106,220	3,110,121
Korea Electric Power Corp.	74,873	2,671,972	(a)

Total Electric Utilities		10,156,735

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	458,000	1,874,128	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares	2,524,000	1,751,634	(a)

Multi-Utilities - 4.2%
Canadian Utilities Ltd., Class A Shares	65,000	2,088,641
CMS Energy Corp.	77,776	3,597,140
DTE Energy Co.	36,751	3,887,888
National Grid PLC	174,373	2,164,275	(a)
WEC Energy Group Inc.	55,091	3,381,486

Total Multi-Utilities		15,119,430

TOTAL UTILITIES		28,901,927

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $336,132,181)		351,530,879

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,395,549)	0.935%	4,395,549	$4,395,549

TOTAL INVESTMENTS - 99.6% (Cost - $340,527,730#)			355,926,428
Other Assets in Excess of Liabilities - 0.4%			1,300,962

TOTAL NET ASSETS - 100.0%			$357,227,390

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$24,228,675	$17,642,426	—	$41,871,101
Consumer staples	54,356,745	14,138,108	—	68,494,853
Energy	5,582,974	13,568,758	—	19,151,732
Financials	36,477,464	15,202,591	—	51,680,055
Health Care	29,713,510	9,289,695	—	39,003,205
Industrials	17,813,197	15,616,343	—	33,429,540
Information technology	29,506,784	2,653,576	—	32,160,360
Materials	5,382,773	—	—	5,382,773
Real estate	—	3,470,445	—	3,470,445
Telecommunication services	6,508,560	21,476,328	—	27,984,888
Utilities	18,102,281	10,799,646	—	28,901,927

Total long-term investments	227,672,963	123,857,916	—	351,530,879

Short-term investments†	4,395,549	—	—	4,395,549

Total investments	$232,068,512	$123,857,916	—	$355,926,428

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $123,857,916 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,089,460
Gross unrealized depreciation	(10,690,762)

Net unrealized appreciation	$15,398,698

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 28, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 28, 2017